SUBSEQUENT EVENT (Details Narrative)						12 Months Ended
	Apr. 24, 2024 USD ($)	Apr. 11, 2024 SGD ($)	Mar. 14, 2024 USD ($) shares	Jan. 09, 2024 USD ($) $ / shares shares	Sep. 09, 2022 shares	Nov. 30, 2023 USD ($) $ / shares	Nov. 30, 2022 USD ($) $ / shares	Apr. 25, 2024	Apr. 11, 2024 USD ($)	Mar. 31, 2024 $ / shares	Feb. 20, 2024 USD ($)	Feb. 20, 2024 SGD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Mar. 21, 2022 USD ($)	Mar. 21, 2022 SGD ($)	Jun. 10, 2021 USD ($)	Jun. 10, 2021 SGD ($)
Subsequent Event [Line Items]
Amount paid to related party | $						$ 33,475	$ 211,153
Conversion of stock shares converted | shares					2,156,250
Business combination share price | $ / shares										$ 0.0001			$ 0.001	$ 0.001
Common Class A [Member]
Subsequent Event [Line Items]
Business combination share price | $ / shares						$ 0.0001	$ 0.0001			0.0001
Stock redeemed or called during period, shares | shares				1,942,108
Common Class B [Member]
Subsequent Event [Line Items]
Business combination share price | $ / shares						$ 0.0001	$ 0.0001			$ 0.0001
Merger Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Conversion of stock shares converted | shares					12,500,000
Ideal Food & Beverage Pte. Ltd [Member]
Subsequent Event [Line Items]
Subscription shares issued | shares			19,000
Subscription issued value | $			$ 19,000
Percentage of issued and paid-up capital			19.00%
Ketomei Pte. Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage											38.41%	38.41%			28.00%	28.00%
Amount lent															$ 258,186	$ 350,000	$ 75,525	$ 100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock redeemed or called during period, shares | shares				1,942,108
Redemption price | $ / shares				$ 10.66
Stock issued during period, shares, conversion of units | shares				909,875
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Business combination share price | $ / shares				$ 0.0001
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Business combination share price | $ / shares				$ 0.0001
Subsequent Event [Member] | Satisfaction Agreement [Member]
Subsequent Event [Line Items]
Cash payment | $				$ 325,000
Stock issued during period, shares, acquisitions | shares				149,443
Promissory note | $				$ 1,184,375
Subsequent Event [Member] | Letter of Credit [Member]
Subsequent Event [Line Items]
Line of credit facility aggregate | $	$ 1,000,000
Subsequent Event [Member] | Health Wealth Happiness Pte Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage								19.00%
Subsequent Event [Member] | Mr. Chan [Member]
Subsequent Event [Line Items]
Ownership percentage								11.00%
Subsequent Event [Member] | Joint Venture Company [Member]
Subsequent Event [Line Items]
Ownership percentage								70.00%
Subsequent Event [Member] | Ketomei Pte. Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage											38.41%	38.41%
Amount lent											$ 312,064	$ 420,000
Debt interest rate											55.65%	55.65%
Meteora Settlement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Amount paid to related party | $		$ 200,000
Amount retain | $									$ 100,000